COMMITMENTS AND CONTINGENCIES (Operating Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 2,261
2014	295
2015	51
Operating leases, future minimum payments due, total	2,607
Operating leases rent expenses, continuing operations	3,346	2,844	2,686
Operating leases rent expenses, discontinued operations	$ 314	$ 750	$ 789